Commitments And Contingencies (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Eleven GMBH [Member] EUR (€)	Dec. 31, 2014 Royalties Due to OCS [Member] USD ($)	Dec. 31, 2013 Royalties Due to OCS [Member] USD ($)	Dec. 31, 2012 Royalties Due to OCS [Member] USD ($)
Aggregate proceeds from participation in governmental R&D grant program	$ 1,184
Royalty payment rate	3.50%	3.50%	3.50%	3.00%
Percent of grants received paid for by royalties	100.00%	100.00%
Total commitment for royalties payable	897
Cost of revenues	8,123		7,695	4,397		129	78	58
Facilities rent expense	1,056		985	531
Escrow deposit					740
Loss contingency amount of claim related to earn-out liability claimed by entity					1,466
Loss contingency amount of claim related to earn-out liability claimed from entity					781
Legal reserve		€ 275